Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company’s debt as of June 30, 2020 and December 31, 2019, consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
2019 Senior Secured Credit Facility:
Revolving credit facility	$50,500	$58,500
Term Loan	234,000	240,000
Delayed Draw Term Loan (DDTL)	122,688	60,000

Total debt	407,188	358,500
Less: Debt issuance costs	(8,198)	(8,808)

Total debt, net of debt issuance costs	398,990	349,692
Less: Current maturities	(18,250)	(15,000)

Total debt, net of current maturities	$380,740	$334,692

The Company’s debt as of December 31, consisted of the following (in thousands):

	2019	2018
New Credit Facility:
Revolving credit facility	$58,500	$—
Term Loan	240,000	—
Delayed Draw Term Loan (DDTL)	60,000	—
Prior Credit Facility:
Line of credit	—	50,000
Contract draw loan	—	67,000
Term loans	—	115,625

Total debt	358,500	232,625
Less: Debt issuance costs	(8,808)	(1,230)

Total debt, net of debt issuance costs	349,692	231,395
Less: Current maturities	(15,000)	(62,500)

Total debt, net of current maturities	$334,692	$168,895

Schedule of Maturities of Long-term Debt
The principal maturities of long-term debt as of December 31, 2019 are as follows (in thousands):

Year ending December 31:
2020	$15,000
2021	15,000
2022	15,000
2023	15,000
2024	298,500

Total debt	$358,500

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	The carrying value and estimated fair value of our debt at December 31, was as follows (in thousands):

	2019	2018
Carrying value	$349,692	$231,395
Estimated Fair value	349,692	229,763